Summary of Significant Accounting Policies Litigation policy (Policies)	12 Months Ended
Dec. 28, 2013
Commitments and Contingencies Disclosure [Abstract]
Litigation policy [Text Block]
Litigation: The Company accrues a liability for costs related to litigation, including future legal costs, settlements and judgments where it has assessed that such costs are probable and an amount can be reasonably estimated.